Current Liabilities (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities Current [Line Items]
Book overdrafts	$ 53.8	$ 53.6
Dividends Payable, current	$ 117.6	$ 116.3